OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other current assets

	December 31,
	2023	2022
Government authorities	$420	$606
Prepaid expenses and other	1,292	950
	$1,712	$1,556